Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.16

Exception Standard Report (Loan Grades)

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Loan Status	Exception Date	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments